Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-Term Bank Loans

	December 31
	2017	2018
	US$	US$
Secured loans	25,000	—

	25,000	—